STOCK OPTIONS AND WARRANTS (Details 4) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Shares	4,888,519
Outstanding, Weighted-Average Term	8 years 2 months 19 days
Outstanding, Weighted-Average Exercise Price	$ 0.51
Exercisable, Total Shares	2,535,426
Exercisable, Weighted-Average Term	7 years 9 months 29 days
Exercisable, Weighted-Average Exercise Price	$ 0.67
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 0.16
Range of Exercise Prices, upper range	$ 0.19
Outstanding, Shares	100,627
Outstanding, Weighted-Average Term	4 years 9 months 18 days
Outstanding, Weighted-Average Exercise Price	$ 0.17
Exercisable, Total Shares	96,487
Exercisable, Weighted-Average Term	4 years 8 months 16 days
Exercisable, Weighted-Average Exercise Price	$ 0.17
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 0.30
Range of Exercise Prices, upper range	$ 0.37
Outstanding, Shares	4,709,838
Outstanding, Weighted-Average Term	8 years 4 months 10 days
Outstanding, Weighted-Average Exercise Price	$ 0.36
Exercisable, Total Shares	2,360,885
Exercisable, Weighted-Average Term	8 years 29 days
Exercisable, Weighted-Average Exercise Price	$ 0.37
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, upper range	$ 0.87
Outstanding, Shares	56,021
Outstanding, Weighted-Average Term	4 years 11 months 12 days
Outstanding, Weighted-Average Exercise Price	$ 0.87
Exercisable, Total Shares	56,021
Exercisable, Weighted-Average Term	4 years 11 months 12 days
Exercisable, Weighted-Average Exercise Price	$ 0.87
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 18.50
Range of Exercise Prices, upper range	$ 28.50
Outstanding, Shares	10,330
Outstanding, Weighted-Average Term	1 year 10 months 20 days
Outstanding, Weighted-Average Exercise Price	$ 23.43
Exercisable, Total Shares	10,330
Exercisable, Weighted-Average Term	1 year 10 months 20 days
Exercisable, Weighted-Average Exercise Price	$ 23.43
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 34.00
Range of Exercise Prices, upper range	$ 44.50
Outstanding, Shares	11,703
Outstanding, Weighted-Average Term	7 months 2 days
Outstanding, Weighted-Average Exercise Price	$ 43.60
Exercisable, Total Shares	11,703
Exercisable, Weighted-Average Term	7 months 2 days
Exercisable, Weighted-Average Exercise Price	$ 43.60